First Trust Indxx Medical Devices ETF Expense Example, No Redemption - First Trust Indxx Medical Devices ETF - First Trust Indxx Medical Devices ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	$ 871